Summary of Significant Accounting Policies (Details) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 17, 2011	Jan. 19, 2011
Clinical Services Reimbursement	$ 2,600,000	$ 0
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	4,200,000	2,800,000
Depreciation	900,000	200,000
Cash	791,100		92,900	227,900
Inventory, Gross	$ 600,000	$ 0